Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 55,952	$ 57,016
Accounts receivable, net of reserve for doubtful accounts of $5,348 and $5,081	250,266	262,821
Other current financial assets	15,773	12,573
Inventories	171,103	183,629
Income tax receivables	8,360	24,342
Prepaid expenses and other current assets	31,725	34,938
Total current assets	533,179	575,319
Property, plant and equipment, net	477,017	483,534
Operating lease right-of-use assets	28,319
Goodwill	74,965	55,546
Intangible assets, net	49,701	95,245
Investment in equity method affiliates	4,939	5,332
Deferred income tax assets	55,539	52,395
Other financial assets	2,608	2,723
Other assets	4,106	2,928
Total non-current assets	697,194	697,703
Total assets	1,230,373	1,273,022
Current liabilities
Accounts payable	150,509	163,585
Current portion of long term debt and other financial liabilities	45,016	41,020
Current portion of employee benefit plan obligation	813	855
Accrued liabilities	43,339	56,297
Income taxes payable	15,986	28,086
Other current liabilities	35,220	30,493
Total current liabilities	290,883	320,336
Long-term debt, net	621,076	643,748
Employee benefit plan obligation	58,257	60,377
Deferred income tax liabilities	43,333	45,504
Other liabilities	40,564	44,161
Total non-current liabilities	763,230	793,790
Commitments and contingencies
Stockholders' equity
Common stock	85,032	84,254
Less cost of 517,081 and 517,081 shares of common treasury stock	(8,683)	(8,683)
Additional paid-in capital	63,428	63,544
Retained earnings	71,375	39,409
Accumulated other comprehensive loss	(34,892)	(19,628)
Total stockholders' equity	176,260	158,896
Total liabilities and stockholders' equity	$ 1,230,373	$ 1,273,022